Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.5%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 7.655%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,500,125
Series 2018-1A, Class E, 10.555%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	3,000,150
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 11.474%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	1,500	1,504,314
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.533%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,367,228
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	3,018,759
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.155%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,518,190
Series 2018-1A, Class C, 7.164%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,522,886
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.505%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,600,827
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.155%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,322,064
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.22%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,015,097
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.414%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,046,269
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.449%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,520,363
Series 2018-1A, Class D, 10.199%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,480,668
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.885%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,504,470
Series 2016-3A, Class ER, 10.735%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,480,595
Series 2018-1A, Class D, 7.599%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,487,610
Series 2018-1A, Class E, 10.499%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,885,650
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.395%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	983,785
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,039,273
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.002%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	$2,000	$ 1,975,880
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.613%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,512,140
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 10.392%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,566,458
Series 2023-21A, Class D, 9.743%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,599,600
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.264%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,898,951
Series 2016-1A, Class ER, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	4,015,920
Series 2016-2A, Class ER, 10.564%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,522,081
Series 2017-1A, Class E, 10.814%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,218,452
Series 2018-1A, Class D, 7.464%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,010,404
Series 2018-1A, Class E, 10.314%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,758,706
Series 2019-2A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,500,075
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.349%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,039,755
Series C17A, Class DR, 10.549%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,501,169
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 8.049%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,514,510
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,507,557
Series 2014-3RA, Class C, 7.512%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	1,004,304
Series 2014-3RA, Class D, 9.962%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,151,675
Series 2014-4RA, Class C, 7.464%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,010,714
Series 2014-4RA, Class D, 10.214%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,498,875
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.902%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,022,647
Series 2022-6A, Class DR, 9.05%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,253,526
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.155%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,012,378
CIFC Funding Ltd., Series 2022-4A, Class D, 7.858%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,765,747

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.414%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	$1,500	$ 1,503,992
Series 2018-55A, Class E, 9.964%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,989,454
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.164%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,016,250
Series 2015-41A, Class ER, 9.864%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,195,634
Series 2016-42A, Class D1AR, 7.602%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,537,935
Series 2016-42A, Class ERR, 10.802%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,559,405
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.255%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,272,594
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.372%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,541,947
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.489%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,984,834
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 10.955%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,011,787
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 7.652%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	2,011,104
Series 2018-2A, Class E, 10.302%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,918,193
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.693%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,492,221
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,507,795
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.533%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,012,416
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.80%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,224,291
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	2,017,372
Series 2021-2A, Class E, 10.914%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,009,208
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.258%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,264,886
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.064%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	955,776
Security	Principal Amount (000's omitted)	Value
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.514%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	$5,000	$ 4,847,255
Regatta XV Funding Ltd., Series 2018-4A, Class D, 11.062%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,883,061
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.455%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,534,794
Series 2016-1A, Class DR, 10.455%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,130,576
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 7.755%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,512,003
Series 2018-9A, Class D, 10.805%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	3,457,604
Voya CLO Ltd.:
Series 2015-3A, Class CR, 7.705%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,512,003
Series 2015-3A, Class DR, 10.755%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,323,692
Series 2016-3A, Class CR, 7.805%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,005,860
Series 2016-3A, Class DR, 10.635%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,295,039
Series 2018-2A, Class E, 9.814%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,450,330
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.055%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,201,327
Series 2021-3A, Class E, 11.664%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	939,429
Total Asset-Backed Securities (identified cost $186,430,403)		$ 186,779,914

Common Stocks — 1.3%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 3,135,300
Phoenix Services International LLC(5)(6)	168,954	675,816
Phoenix Services International LLC(5)(6)	15,415	61,660
		$ 3,872,776

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(7)
LG Parent Holding Co.(5)(6)	250,979	$ 533,330
		$ 533,330
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(4)(5)(6)	8,745	$ 19,155,223
		$ 19,155,223
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 1,340,280
		$ 1,340,280
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 2,043,583
		$ 2,043,583
Health Care — 0.2%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Cano Health, Inc.(5)(6)	314,140	2,905,795
Envision Parent, Inc.(5)(6)	778,264	9,241,885
		$ 12,147,680
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 13,152,097
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 13,152,097
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 67,538
		$ 67,538
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	73,982	$ 5,877,870
		$ 5,877,870
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Security	Shares	Value
Pharmaceuticals (continued)
Covis Midco 1 SARL, Class E(5)(6)	8,008	$ 4,084
Mallinckrodt International Finance SA(5)(6)	100,308	9,848,992
		$ 9,869,412
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	2,897	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	2,314,594	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,130)		$ 68,059,789

Corporate Bonds — 7.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,795,284
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,175	3,235,226
6.875%, 12/15/30(1)	15,000	15,378,150
		$ 20,408,660
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$3,823	$ 3,823,350
5.75%, 4/20/29(1)	12,875	12,852,407
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,561,359
4.625%, 4/15/29(1)	4,625	4,443,423
		$ 25,680,539
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,758,311
		$ 3,758,311

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive — 0.0%(7)
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 684,493
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	1,724	1,724,742
		$ 2,409,235
Building and Development — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$4,075	$ 4,126,716
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	2,500	2,667,428
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	896,056
		$ 7,690,200
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,270,180
4.625%, 6/1/28(1)	15,725	15,024,615
		$ 19,294,795
Capital Markets — 0.1%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$6,900	$ 6,940,869
		$ 6,940,869
Chemicals — 0.4%
INEOS Finance PLC, 7.50%, 4/15/29(1)	$675	$ 689,185
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	9,350	8,872,461
7.125%, 10/1/27(1)	925	939,130
9.75%, 11/15/28(1)	8,600	9,115,725
		$ 19,616,501
Commercial Services — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 4,735,582
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	3,250	3,366,999
		$ 8,102,581
Computers — 0.0%(7)
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,867,835
		$ 1,867,835
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$5,150	$ 5,162,113
Security	Principal Amount (000's omitted)	Value
Containers & Packaging (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC: (continued)
4.375%, 10/15/28(1)	$3,375	$ 3,387,825
		$ 8,549,938
Diversified Financial Services — 0.1%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$2,925	$ 3,045,723
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,648,151
		$ 7,693,874
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$1,300	$ 1,038,511
5.125%, 7/15/29(1)	13,725	10,936,341
8.125%, 2/1/27(1)	14,325	12,037,556
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	11,225	12,689,975
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,770,550
		$ 42,472,933
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,723,847
		$ 8,723,847
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,291,999
		$ 13,291,999
Engineering & Construction — 0.0%(7)
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,161,822
		$ 1,161,822
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$3,925	$ 3,976,331
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	586	587,290
		$ 4,563,621
Health Care — 0.4%
Medline Borrower LP, 3.875%, 4/1/29(1)	$18,800	$ 17,557,424
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,627,126
		$ 23,184,550

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$25,575	$ 24,425,276
		$ 24,425,276
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,764,051
		$ 4,764,051
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 677,806
7.00%, 1/15/31(1)	1,750	1,782,147
AmWINS Group, Inc., 6.375%, 2/15/29(1)	5,850	5,921,358
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,704,278
		$ 24,085,589
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$7,700	$ 7,320,934
		$ 7,320,934
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,300	$ 3,319,275
NCL Corp. Ltd., 5.875%, 2/15/27(1)	20,500	20,606,867
		$ 23,926,142
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,400	$ 12,818,275
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,590,624
		$ 18,408,899
Media — 0.0%(7)
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	$2,751	$ 2,420,798
		$ 2,420,798
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$10,525	$ 10,538,998
		$ 10,538,998
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,835,869
		$ 2,835,869
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,449,481
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	4,425	4,377,719
		$ 10,827,200
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 9,973,328
		$ 9,973,328
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$14,930	$ 15,529,455
9.00%, 9/30/29(1)	7,100	7,276,946
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,342	1,174,250
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,019,960
		$ 32,000,611
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,101,156
		$ 9,101,156
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,079,064
		$ 3,079,064
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$6,403	$ 6,390,723
		$ 6,390,723
Total Corporate Bonds (identified cost $422,176,288)		$ 415,510,748

Exchange-Traded Funds — 0.3%
Security	Shares	Value
Fixed-Income Funds — 0.3%
Eaton Vance Floating-Rate ETF(8)	292,500	$ 14,726,819
Total Exchange-Traded Funds (identified cost $14,787,450)		$ 14,726,819

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.0%(7)
Security	Shares	Value
Technology — 0.0%(7)
Cohesity Global, Inc.:
Series G(5)	78,854	$ 2,069,917
Series G1(5)	54,480	1,430,100
Total Preferred Stocks (identified cost $2,733,347)		$ 3,500,017

Senior Floating-Rate Loans — 84.2%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.4%
Aernnova Aerospace SAU, Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 7,829,945
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31		12,877	12,937,316
Term Loan, 12/11/31(10)		1,073	1,078,109
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(11)		6,050	6,080,250
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(12)		6,709	5,351,463
Novaria Holdings LLC, Term Loan, 8.412%, (SOFR + 4.00%), 6/6/31		2,369	2,392,753
TransDigm, Inc.:
Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31		9,206	9,250,777
Term Loan, 7.079%, (SOFR + 2.75%), 3/22/30		29,263	29,411,868
			$ 74,332,481
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30		5,925	$ 5,959,809
			$ 5,959,809
Airlines — 0.4%
American Airlines, Inc., Term Loan, 9.305%, (SOFR + 4.75%), 4/20/28		21,903	$ 22,462,840
			$ 22,462,840
Apparel & Luxury Goods — 0.8%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.56%, (SOFR + 2.25%), 12/21/28		3,384	$ 3,403,977
Term Loan, 12/21/28(11)		1,750	1,760,237
Gloves Buyer, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 12/29/27		21,443	21,431,801
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 3/8/30		1,816	$ 1,836,521
Varsity Brands, Inc., Term Loan, 8.271%, (SOFR + 3.75%), 8/26/31		11,500	11,537,145
			$ 39,969,681
Auto Components — 1.5%
Adient U.S. LLC, Term Loan, 6.562%, (SOFR + 2.25%), 1/31/31		6,425	$ 6,456,671
Autokiniton U.S. Holdings, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 4/6/28		20,320	20,330,960
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(13)	EUR	1,515	1,573,202
Term Loan, 1/28/32(11)		5,650	5,668,843
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,286,697
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,295,346
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		1,786	1,713,410
LSF12 Badger Bidco LLC, Term Loan, 10.312%, (SOFR + 6.00%), 8/30/30		3,069	3,049,819
LTI Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 7/19/29		12,244	12,308,840
RealTruck Group, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 1/31/28		9,322	9,033,049
Term Loan, 9.426%, (SOFR + 5.00%), 1/31/28		7,072	7,089,241
			$ 77,806,078
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 1/22/31		16,959	$ 16,992,609
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		14,703	14,243,205
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		2,113	2,085,513
			$ 33,321,327
Beverages — 0.7%
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28		8,949	$ 5,190,305
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28		4,757	2,693,669
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28		10,309	1,271,452
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28		27,395	27,559,482
			$ 36,714,908

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 10/13/28		12,939	$ 13,015,518
Grifols Worldwide Operations USA, Inc., Term Loan, 6.462%, (SOFR + 2.00%), 11/15/27		3,023	3,009,999
			$ 16,025,517
Building Products — 1.2%
Cornerstone Building Brands, Inc.:
Term Loan, 7.656%, (SOFR + 3.25%), 4/12/28		5,979	$ 5,710,466
Term Loan, 8.806%, (SOFR + 4.50%), 5/15/31		4,364	4,239,970
CPG International, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 9/19/31		6,708	6,745,955
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31		4,900	4,908,844
LHS Borrower LLC, Term Loan, 9.162%, (SOFR + 4.75%), 2/16/29		5,752	5,528,124
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.587%, (SOFR + 4.25%), 12/2/31		18,700	18,742,823
MI Windows & Doors LLC, Term Loan, 7.312%, (SOFR + 3.00%), 3/28/31		12,338	12,455,643
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		1,578	1,574,932
Sport Group Holding GmbH, Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,353,678
Standard Industries, Inc., Term Loan, 6.05%, (SOFR + 1.75%), 9/22/28		1,289	1,295,112
			$ 62,555,547
Capital Markets — 3.5%
Advisor Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/17/28		17,573	$ 17,682,362
AllSpring Buyer LLC, Term Loan, 7.375%, (SOFR + 3.00%), 11/1/30		6,157	6,184,758
Aretec Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/9/30		18,429	18,538,057
CeramTec AcquiCo GmbH, Term Loan, 6.412%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,299,050
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		8,073	8,172,580
Edelman Financial Center LLC, Term Loan, 7.312%, (SOFR + 3.00%), 4/7/28		14,757	14,887,250
EIG Management Co. LLC, Term Loan, 9.302%, (SOFR + 5.00%), 5/17/29		4,271	4,292,292
FinCo I LLC, Term Loan, 6.562%, (SOFR + 2.25%), 6/27/29		12,689	12,772,617
Focus Financial Partners LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/15/31		15,000	15,044,550
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Franklin Square Holdings LP, Term Loan, 6.562%, (SOFR + 2.25%), 4/25/31		9,776	$ 9,849,194
Guggenheim Partners LLC, Term Loan, 6.829%, (SOFR + 2.50%), 11/21/31		24,162	24,315,095
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		2,641	2,648,968
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31		6,259	6,274,961
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28		15,048	15,118,575
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30		7,786	7,882,819
Press Ganey Holdings, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 4/30/31		6,185	6,207,970
Victory Capital Holdings, Inc., Term Loan, 6.638%, (SOFR + 2.25%), 12/29/28		4,103	4,129,273
			$ 187,300,371
Chemicals — 4.0%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.079%, (SOFR + 1.75%), 12/20/29		16,787	$ 16,874,383
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29		5,686	5,705,906
ECO Services Operations Corp., Term Loan, 6.291%, (SOFR + 2.00%), 6/12/31		8,580	8,621,282
Gemini HDPE LLC, Term Loan, 7.552%, (SOFR + 3.00%), 12/31/27		4,395	4,401,001
GEON Performance Solutions LLC, Term Loan, 8.84%, (SOFR + 4.25%), 8/18/28		5,591	5,608,692
Groupe Solmax, Inc., Term Loan, 9.264%, (SOFR + 4.75%), 5/29/28(13)		9,135	8,444,598
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		13,808	13,851,413
INEOS Finance PLC, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	6,200	6,442,008
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	3,433,315
Term Loan, 8.162%, (SOFR + 3.75%), 3/14/30		4,925	4,940,415
INEOS U.S. Finance LLC:
Term Loan, 7.312%, (SOFR + 3.00%), 2/7/31		10,074	10,085,243
Term Loan, 7.562%, (SOFR + 3.25%), 2/18/30		23,115	23,143,646
Lonza Group AG:
Term Loan, 6.608%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	3,625	3,696,496
Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		8,647	8,453,682
Momentive Performance Materials, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 3/29/28		21,314	21,562,811

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		8,529	$ 8,556,378
Orion Engineered Carbons GmbH, Term Loan, 5.083%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,297,295
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		4,800	4,828,008
Rohm Holding GmbH:
Term Loan, 7.848%, (6 mo. EURIBOR + 5.25%), 7.598% cash, 0.25% PIK, 1/31/29	EUR	11,820	11,873,997
Term Loan, 9.80%, (SOFR + 5.50%), 1/31/29		13,614	13,222,937
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30		10,359	10,027,442
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29		8,664	8,689,284
Term Loan, 6.821%, (SOFR + 2.50%), 9/18/31(13)		11,570	11,610,958
			$ 215,371,190
Commercial Services & Supplies — 1.8%
Albion Financing 3 SARL, Term Loan, 8.80%, (SOFR + 4.25%), 8/16/29		6,882	$ 6,945,203
Belfor Holdings, Inc., Term Loan, 7.302%, (SOFR + 3.00%), 11/1/30		6,126	6,210,634
EnergySolutions LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/20/30		13,557	13,624,893
Flame Newco LLC, Term Loan, 10.412%, (SOFR + 6.10%), 6/30/28		2,112	2,069,487
Foundever Group, Term Loan, 6.48%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,844,801
Foundever Worldwide Corp., Term Loan, 8.206%, (SOFR + 3.75%), 8/28/28		16,247	11,342,402
GFL Environmental, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31		8,953	8,963,619
Harsco Corp., Term Loan, 6.676%, (SOFR + 2.25%), 3/10/28		874	873,779
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30		7,252	7,319,735
Monitronics International, Inc., Term Loan, 12.073%, (SOFR + 7.50%), 6/30/28		12,188	12,152,390
Prime Security Services Borrower LLC, Term Loan, 6.326%, (SOFR + 2.00%), 10/13/30		9,052	9,083,407
Tempo Acquisition LLC, Term Loan, 6.062%, (SOFR + 1.75%), 8/31/28		1,999	2,000,533
TMF Group Holding BV, Term Loan, 7.046%, (SOFR + 2.75%), 5/3/28		6,454	6,499,340
TruGreen LP, Term Loan, 8.412%, (SOFR + 4.00%), 11/2/27		8,291	8,072,030
			$ 98,002,253
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 1.0%
Construction Partners, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 11/3/31		4,825	$ 4,842,080
Quikrete Holdings, Inc.:
Term Loan, 6.562%, (SOFR + 2.25%), 3/19/29		20,363	20,439,694
Term Loan, 6.812%, (SOFR + 2.50%), 4/14/31		5,354	5,367,622
Term Loan, 2/10/32(11)		16,050	16,150,312
Star Holding LLC, Term Loan, 8.812%, (SOFR + 4.50%), 7/31/31		8,105	8,106,876
			$ 54,906,584
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29		4,102	$ 3,667,317
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 9/29/28	EUR	5,725	5,977,929
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		13,425	13,512,262
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		11,389	11,464,845
			$ 34,622,353
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.812%, (SOFR + 2.50%), 6/11/31		4,751	$ 4,748,179
Berlin Packaging LLC, Term Loan, 7.836%, (SOFR + 3.50%), 6/7/31(13)		5,897	5,938,155
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.487%, (SOFR + 3.18%), 4/13/29		10,672	10,712,441
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		2,505	1,684,815
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		6,675	1,602,000
Proampac PG Borrower LLC, Term Loan, 8.39%, (SOFR + 4.00%), 9/15/28		11,707	11,748,414
			$ 36,434,004
Distributors — 0.6%
CD&R Hydra Buyer, Inc., Term Loan, 8.412%, (SOFR + 4.00%), 3/25/31		12,477	$ 12,559,481
Parts Europe SA, Term Loan, 5.954%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	14,275	14,958,090
Phillips Feed Service, Inc., Term Loan, 11.412%, (SOFR + 7.00%), 11/13/26(4)		465	280,072
Rubix Group Midco 3 Ltd., Term Loan, 7.302%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,564,535
Winterfell Financing SARL, Term Loan, 8.032%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,069,240
			$ 31,431,418

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.2%
Ascend Learning LLC:
Term Loan, 7.312%, (SOFR + 3.00%), 12/11/28		6,683	$ 6,682,686
Term Loan - Second Lien, 10.162%, (SOFR + 5.75%), 12/10/29		6,348	6,341,334
Chrysaor Bidco SARL:
Term Loan, 3.50%, 10/30/31(10)		792	801,958
Term Loan, 7.789%, (SOFR + 3.50%), 7/17/31		10,708	10,843,862
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30		10,107	10,225,086
Project Boost Purchaser LLC:
Term Loan, 7.308%, (SOFR + 3.00%), 7/16/31		8,075	8,146,504
Term Loan - Second Lien, 9.557%, (SOFR + 5.25%), 7/16/32		3,575	3,665,501
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		3,688	3,712,329
Wand NewCo 3, Inc., Term Loan, 7.06%, (SOFR + 2.75%), 1/30/31		11,866	11,882,367
			$ 62,301,627
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,093,275
			$ 9,093,275
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 8.682%, (SOFR + 4.00%), 8/14/26		6,439	$ 5,455,887
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(4)		8,242	3,218,519
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(4)		9,935	7,948,282
Level 3 Financing, Inc.:
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/29		6,175	6,267,933
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/30		6,175	6,256,910
Lumen Technologies, Inc.:
Term Loan, 6.776%, (SOFR + 2.35%), 4/15/29		9,523	8,943,633
Term Loan, 6.776%, (SOFR + 2.35%), 4/15/30		9,523	8,899,494
Virgin Media Bristol LLC, Term Loan, 6.921%, (SOFR + 2.50%), 1/31/28		2,563	2,527,266
			$ 49,517,924
Electric Utilities — 0.4%
Kohler Energy Co. LLC, Term Loan, 8.062%, (SOFR + 3.75%), 5/1/31		20,586	$ 20,655,423
			$ 20,655,423
Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment — 0.5%
AZZ, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 5/13/29	1,271	$ 1,280,669
Dynamo Newco II GmbH, Term Loan, 8.262%, (SOFR + 4.00%), 10/1/31	3,117	3,157,134
WEC U.S. Holdings Ltd., Term Loan, 6.587%, (SOFR + 2.25%), 1/27/31	20,617	20,699,046
		$ 25,136,849
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 11/3/28	13,423	$ 13,506,782
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28	12,654	12,590,256
II-VI, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 7/2/29	349	350,932
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28	1,722	1,727,033
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29	3,183	3,150,145
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29	13,353	13,214,399
TTM Technologies, Inc., Term Loan, 6.587%, (SOFR + 2.25%), 5/30/30	2,060	2,071,157
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25	14,425	13,695,216
		$ 60,305,920
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(4)	3,550	$ 1,022,131
Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(4)	30,654	8,825,157
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30	4,843	4,874,505
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31	13,349	13,457,587
		$ 28,179,380
Engineering & Construction — 1.0%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.50%), 2/2/32	491	$ 492,231
APi Group DE, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 1/3/29	10,133	10,170,565
Arcosa, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 8/12/31	3,500	3,530,625
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31	8,608	8,561,346

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc., Term Loan, 7.31%, (SOFR + 3.00%), 5/17/28		15,569	$ 15,708,170
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		15,852	16,012,107
			$ 54,475,044
Entertainment — 0.9%
Creative Artists Agency LLC, Term Loan, 7.062%, (SOFR + 2.75%), 10/1/31		1,500	$ 1,506,667
Endeavor Group Holdings, Inc., Term Loan, 1/27/32(11)		12,100	12,130,250
Live Nation Entertainment, Inc., Term Loan, 6.149%, (SOFR + 1.75%), 10/19/26		5,498	5,503,659
Playtika Holding Corp., Term Loan, 7.176%, (SOFR + 2.75%), 3/13/28		13,354	13,423,247
Renaissance Holding Corp., Term Loan, 8.312%, (SOFR + 4.00%), 4/5/30		14,387	14,392,427
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	1,723	1,125,805
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	453,149
			$ 48,535,204
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 1/31/31		3,587	$ 3,594,505
			$ 3,594,505
Financial Services — 1.9%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		28,628	$ 28,785,705
CPI Holdco B LLC:
Term Loan, 6.312%, (SOFR + 2.00%), 5/19/31		11,870	11,882,654
Term Loan, 5/17/31(11)		7,500	7,521,863
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(12)		17,712	3,498,178
Grant Thornton Advisors LLC:
Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31		16,745	16,815,978
Term Loan, 6/2/31(10)		675	677,849
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		7,739	7,805,271
Walker & Dunlop, Inc., Term Loan, 6.662%, (SOFR + 2.25%), 12/16/28		12,658	12,705,969
WEX, Inc., Term Loan, 6.062%, (SOFR + 1.75%), 3/31/28		11,875	11,893,638
			$ 101,587,105
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products — 0.4%
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.15%), 8/2/28		2,939	$ 2,940,412
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28		6,183	3,796,170
Froneri Lux Finco SARL, Term Loan, 6.237%, (SOFR + 2.00%), 9/17/31		4,643	4,657,163
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		7,873	7,932,427
Simply Good Foods USA, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 3/17/27		1,257	1,267,034
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.70%, (SONIA + 4.75%), 6/28/28	GBP	2,500	3,090,449
			$ 23,683,655
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30		19,970	$ 20,031,927
			$ 20,031,927
Health Care Equipment & Supplies — 0.9%
Bausch & Lomb Corp., Term Loan, 5/10/27(11)		8,500	$ 8,552,700
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		8,912	8,927,026
Journey Personal Care Corp., Term Loan, 8.062%, (SOFR + 3.75%), 3/1/28		20,985	21,097,775
Medline Borrower LP, Term Loan, 6.562%, (SOFR + 2.25%), 10/23/28		10,725	10,787,489
			$ 49,364,990
Health Care Providers & Services — 4.6%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		7,525	$ 7,562,735
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		17,688	16,262,221
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		1,413	1,360,357
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		4,649	2,388,186
Cerba Healthcare SAS:
Term Loan, 6.425%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	14,425	13,613,655
Term Loan, 6.675%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	8,225	7,759,392
CHG Healthcare Services, Inc., Term Loan, 7.395%, (SOFR + 3.50%, 9/29/28		4,158	4,192,324
Concentra Health Services, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 7/28/31		3,516	3,527,176

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(12)		9,853	$ 4,002,806
Electron BidCo, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 11/1/28		2,725	2,747,304
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		14,647	14,787,605
Hanger, Inc.:
Term Loan, 3.50%, 10/23/31(10)		1,352	1,366,918
Term Loan, 7.812%, (SOFR + 3.50%), 10/23/31		10,498	10,616,395
IVC Acquisition Ltd.:
Term Loan, 6.736%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,268,462
Term Loan, 8.04%, (SOFR + 3.75%), 12/12/28		10,494	10,563,093
MED ParentCo LP, Term Loan, 7.812%, (SOFR + 3.50%), 4/15/31		3,772	3,810,530
Medical Solutions Holdings, Inc.:
Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28		13,571	9,675,041
Term Loan - Second Lien, 11.391%, (SOFR + 7.00%), 11/1/29		9,500	5,050,818
Mehilainen Yhtiot OYJ:
Term Loan, 3.90%, 8/5/31(10)	EUR	907	947,547
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 8/5/31	EUR	6,025	6,299,121
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 8/5/31	EUR	5,068	5,295,487
Midwest Physician Administrative Services LLC, Term Loan, 7.59%, (SOFR + 3.00%), 3/12/28		2,998	2,831,839
National Mentor Holdings, Inc.:
Term Loan, 8.165%, (SOFR + 3.75%), 3/2/28(13)		14,028	13,904,070
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		390	386,298
Term Loan - Second Lien, 11.679%, (SOFR + 7.25%), 3/2/29		5,525	5,283,281
Pacific Dental Services LLC, Term Loan, 7.049%, (SOFR + 2.75%), 3/15/31		8,238	8,317,203
Phoenix Guarantor, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 2/21/31		16,565	16,650,012
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		6,990	7,042,299
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(10)		1,475	1,481,851
Term Loan, 7.562%, (SOFR + 3.25%), 11/19/31		20,650	20,745,919
Select Medical Corp., Term Loan, 6.333%, (SOFR + 2.00%), 12/3/31		8,750	8,791,956
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 4.50%), 8.09% cash, 1.50% PIK, 6/28/28		2,189	2,039,222
Synlab Bondco PLC, Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,216,016
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
TTF Holdings LLC, Term Loan, 8.062%, (SOFR + 3.75%), 7/18/31		13,500	$ 13,508,438
U.S. Anesthesia Partners, Inc., Term Loan, 8.702%, (SOFR + 4.25%), 10/1/28		4,954	4,937,741
			$ 244,233,318
Health Care Technology — 1.4%
athenahealth Group, Inc., Term Loan, 2/15/29(11)		25,125	$ 25,186,431
Certara LP, Term Loan, 7.312%, (SOFR + 3.00%), 6/26/31		1,790	1,800,208
Cotiviti Corp., Term Loan, 7.087%, (SOFR + 2.75%), 5/1/31		6,216	6,266,080
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27		16,893	17,042,610
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		5,800	5,848,952
Project Ruby Ultimate Parent Corp., Term Loan, 7.426%, (SOFR + 3.00%), 3/10/28		3,458	3,477,437
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27		12,761	11,746,357
Waystar Technologies, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/22/29		1,732	1,742,922
			$ 73,110,997
Hotels, Restaurants & Leisure — 4.9%
1011778 BC Unlimited Liability Co., Term Loan, 6.062%, (SOFR + 1.75%), 9/20/30		29,109	$ 29,054,235
Betclic Everest Group, Term Loan, 6.112%, (1 mo. EURIBOR + 3.25%), 12/5/31	EUR	4,250	4,437,125
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31		22,306	22,406,370
Carnival Corp., Term Loan, 6.302%, (SOFR + 2.00%), 10/18/28		26,623	26,766,970
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26		17,840	17,940,090
Fertitta Entertainment LLC, Term Loan, 7.812%, (SOFR + 3.50%), 1/27/29		19,598	19,722,042
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30		31,433	31,499,923
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	13,725	14,321,400
Hilton Domestic Operating Co., Inc., Term Loan, 6.061%, (SOFR + 1.75%), 11/8/30		6,575	6,624,312
Horizon U.S. Finco LP, Term Loan, 9.055%, (SOFR + 4.75%), 10/31/31		9,450	9,444,094
J&J Ventures Gaming LLC, Term Loan, 7.802%, (SOFR + 3.50%), 4/26/30		4,975	4,975,000

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., Term Loan, 6.551%, (SOFR + 2.25%), 4/14/29		7,351	$ 7,391,221
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30		17,519	17,611,147
Playa Resorts Holding BV, Term Loan, 7.062%, (SOFR + 2.75%), 1/5/29		31,618	31,773,306
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 12/4/31		19,203	19,233,063
			$ 263,200,298
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28		18,335	$ 14,182,122
Hunter Douglas, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 1/20/32		12,344	12,425,903
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27		14,063	13,740,455
Madison Safety & Flow LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/26/31		6,135	6,189,285
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28		2,156	2,158,520
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28		19,858	18,219,473
Tempur Sealy International, Inc., Term Loan, 6.84%, (SOFR + 2.50%), 10/24/31		15,400	15,473,843
			$ 82,389,601
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 6.30%, (SOFR + 2.00%), 12/22/27		4,845	$ 4,854,073
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31		19,526	18,491,865
			$ 23,345,938
Independent Power and Renewable Electricity Producers — 0.3%
Alpha Generation LLC, Term Loan, 7.062%, (SOFR + 2.75%), 9/30/31		3,367	$ 3,389,287
Calpine Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/31		4,896	4,899,268
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31		5,012	5,054,416
			$ 13,342,971
Industrial Conglomerates — 0.7%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/31/31		4,650	$ 4,684,875
Ammeraal Beltech Holding BV, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	7,273	7,595,041
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
nVent Electric PLC, Term Loan, 1/30/32(11)		10,400	$ 10,512,164
Rain Carbon GmbH, Term Loan, 7.852%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	14,233,355
			$ 37,025,435
Insurance — 3.1%
Acrisure LLC, Term Loan, 7.312%, (SOFR + 3.00%), 11/6/30		12,993	$ 13,040,702
Alliant Holdings Intermediate LLC, Term Loan, 7.052%, (SOFR + 2.75%), 9/19/31		31,884	32,021,137
AmWINS Group, Inc., Term Loan, 6.56%, (SOFR + 2.25%), 1/30/32		12,314	12,354,115
AssuredPartners, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 2/14/31		21,448	21,489,923
Broadstreet Partners, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 6/13/31		24,900	25,052,636
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,351,262
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30		21,613	21,717,675
Ryan Specialty Group LLC, Term Loan, 6.562%, (SOFR + 2.25%), 9/15/31		11,525	11,591,269
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31		2,988	3,000,975
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32		1,842	1,875,107
USI, Inc.:
Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29		8,970	8,978,437
Term Loan, 6.579%, (SOFR + 2.25%), 9/29/30		7,436	7,444,729
			$ 163,917,967
Interactive Media & Services — 0.3%
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28		5,071	$ 4,937,522
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		11,008	11,035,780
			$ 15,973,302
IT Services — 3.8%
Asurion LLC:
Term Loan, 8.412%, (SOFR + 4.00%), 8/19/28		8,944	$ 8,939,960
Term Loan, 8.662%, (SOFR + 4.25%), 8/19/28		7,011	7,029,434
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/31/28		19,790	19,401,621
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/20/29		2,375	2,316,183

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 7.94%, (SOFR + 3.50%), 2/10/28		29,393	$ 24,053,261
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27		3,539	3,378,947
Go Daddy Operating Co. LLC, Term Loan, 6.062%, (SOFR + 1.75%), 11/9/29		38,579	38,677,005
Informatica LLC, Term Loan, 6.562%, (SOFR + 2.25%), 10/27/28		31,193	31,426,885
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28		14,172	14,279,483
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31		5,650	5,699,438
Rackspace Finance LLC:
Term Loan, 10.662%, (SOFR + 6.25%), 5/15/28		9,901	10,272,089
Term Loan - Second Lien, 7.162%, (SOFR + 2.75%), 5/15/28		25,742	15,039,258
Sedgwick Claims Management Services, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 7/31/31		12,788	12,875,212
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31		8,050	8,100,312
Virtusa Corp., Term Loan, 7.562%, (SOFR + 3.25%), 2/15/29		1,985	2,003,302
			$ 203,492,390
Leisure Products — 0.7%
Fender Musical Instruments Corp., Term Loan, 8.412%, (SOFR + 4.00%), 12/1/28		470	$ 460,969
GSM Holdings, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 9/30/31		6,758	6,645,439
Hayward Industries, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 5/30/28		8,939	8,988,578
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30		9,334	9,445,054
Tait LLC, Term Loan, 8.812%, (SOFR + 4.50%), 10/1/31		9,300	9,432,246
			$ 34,972,286
Life Sciences Tools & Services — 0.7%
Avantor Funding, Inc., Term Loan, 5.225%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	400	$ 417,571
Cambrex Corp., Term Loan, 7.912%, (SOFR + 3.50%), 12/4/26		322	322,425
Curia Global, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 8/30/26		17,046	16,330,733
ICON Luxembourg SARL, Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28		5,362	5,414,436
LGC Group Holdings Ltd., Term Loan, 5.975%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	5,990,178
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg SARL, Term Loan, 7.912%, (SOFR + 3.50%), 4/21/27		1,108	$ 1,109,480
PRA Health Sciences, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28		1,336	1,349,051
Sotera Health Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 5/30/31		7,556	7,590,707
			$ 38,524,581
Machinery — 4.5%
AI Aqua Merger Sub, Inc., Term Loan, 7.337%, (SOFR + 3.00%), 7/31/28		23,753	$ 23,841,568
Ali Group North America Corp., Term Loan, 6.426%, (SOFR + 2.00%), 7/30/29		10,825	10,880,539
American Trailer World Corp., Term Loan, 8.162%, (SOFR + 3.75%), 3/3/28		194	174,005
Apex Tool Group LLC:
Term Loan, 14.412%, (SOFR + 10.00%), 11.912% cash, 2.50% PIK, 2/8/30		12,066	11,040,394
Term Loan - Second Lien, 11.662%, (SOFR + 7.25%), 7.662% cash, 4.00% PIK, 2/8/29		5,174	4,829,373
Barnes Group, Inc., Term Loan, 1/27/32(11)		7,500	7,525,313
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29		9,924	9,971,564
Conair Holdings LLC, Term Loan, 8.176%, (SOFR + 3.75%), 5/17/28		20,905	19,382,890
CPM Holdings, Inc., Term Loan, 8.837%, (SOFR + 4.50%), 9/28/28		3,960	3,783,443
Crown Equipment Corp., Term Loan, 6.805%, (SOFR + 2.50%), 10/10/31		9,700	9,784,923
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31		7,825	7,883,687
Delachaux Group SA, Term Loan, 6.112%, (3 mo. EURIBOR + 3.50%), 4/16/29	EUR	3,886	4,066,535
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31		9,950	9,997,126
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		7,454	7,484,971
Engineered Machinery Holdings, Inc.:
Term Loan, 6.433%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,522	10,995,790
Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28		12,842	12,945,418
Term Loan - Second Lien, 10.59%, (SOFR + 6.00%), 5/21/29		2,000	2,013,000
Filtration Group Corp., Term Loan, 7.313%, (SOFR + 3.00%), 10/21/28		8,859	8,940,727
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28		116	117,104
INNIO Group Holding GmbH, Term Loan, 6.011%, (3 mo. EURIBOR + 3.25%), 11/2/28	EUR	2,222	2,321,647

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28		11,433	$ 11,468,682
Pro Mach Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/31/28		2,777	2,803,153
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29		6,367	6,391,798
SPX Flow, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 4/5/29		9,870	9,974,522
TK Elevator Midco GmbH, Term Loan, 6.598%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	8,550	8,962,152
TK Elevator Topco GmbH, Term Loan, 6.223%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,162,820
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30		12,870	12,981,109
Zephyr German BidCo GmbH, Term Loan, 5.932%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	7,600	7,895,005
			$ 238,619,258
Media — 0.5%
Aragorn Parent Corp., Term Loan, 8.311%, (SOFR + 4.00%), 12/15/28		5,617	$ 5,679,128
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31		5,275	5,276,002
Emerald X, Inc., Term Loan, 1/23/32(11)		2,075	2,089,919
Gray Television, Inc., Term Loan, 7.452%, (SOFR + 3.00%), 12/1/28		1,019	939,344
Hubbard Radio LLC, Term Loan, 8.812%, (SOFR + 4.50%), 9/30/27		5,146	3,603,943
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29		2,247	2,000,471
MJH Healthcare Holdings LLC, Term Loan, 7.662%, (SOFR + 3.25%), 1/28/29		2,289	2,305,664
Sinclair Television Group, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 9/30/26		6,084	6,077,509
			$ 27,971,980
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(14)		3,865	$ 3,784,925
Arsenal AIC Parent LLC, Term Loan, 7.562%, (SOFR + 3.25%), 8/18/30		17,628	17,737,940
Minerals Technologies, Inc., Term Loan, 6.311%, (SOFR + 2.00%), 11/26/31		4,800	4,818,000
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29		16,108	15,916,939
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28		5,742	$ 5,397,346
Zekelman Industries, Inc., Term Loan, 6.551%, (SOFR + 2.25%), 1/24/31		5,277	5,273,865
			$ 52,929,015
Oil, Gas & Consumable Fuels — 1.3%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31		5,800	$ 5,858,000
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28		11,630	11,676,521
GIP II Blue Holding LP, Term Loan, 8.062%, (SOFR + 3.75%), 9/29/28		5,614	5,672,622
ITT Holdings LLC, Term Loan, 7.062%, (SOFR + 2.75%), 10/11/30		8,468	8,532,704
Matador Bidco SARL, Term Loan, 8.662%, (SOFR + 4.25%), 7/30/29		29,032	29,316,277
Oxbow Carbon LLC, Term Loan, 7.812%, (SOFR + 3.50%), 5/10/30		5,590	5,610,837
			$ 66,666,961
Pharmaceuticals — 0.9%
Aenova Holding GmbH, Term Loan, 7.135%, (6 mo. EURIBOR + 3.75%), 8/22/31	EUR	2,550	$ 2,659,762
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	2,375	2,479,483
Ceva Sante Animale:
Term Loan, 6.183%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	3,725	3,891,637
Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30		4,144	4,177,355
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28		4,975	4,994,528
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		18,306	19,370,231
Nidda Healthcare Holding AG, Term Loan, 7.006%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	8,200	8,566,315
Recipharm AB, Term Loan, 5.955%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,725	1,784,487
			$ 47,923,798
Professional Services — 4.4%
AAL Delaware Holdco, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 7/30/31		6,633	$ 6,686,243
Amspec Parent LLC:
Term Loan, 8.579%, (SOFR + 4.25%), 12/22/31		7,280	7,320,950
Term Loan, 12/22/31(10)		1,120	1,126,300

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
APFS Staffing Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 12/29/28		3,562	$ 3,575,611
Apleona Holding GmbH, Term Loan, 5.312%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,775	1,850,694
CoreLogic, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/2/28		13,919	13,895,425
Term Loan - Second Lien, 10.926%, (SOFR + 6.50%), 6/4/29		1,200	1,172,748
Corporation Service Co., Term Loan, 6.299%, (SOFR + 2.00%), 11/2/29		8,849	8,875,445
Crisis Prevention Institute, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 4/9/31		3,025	3,042,651
EAB Global, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 8/16/28		16,496	16,521,538
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28		20,337	12,897,020
First Advantage Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/31/31		20,682	20,898,342
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		6,588	6,645,990
Galaxy Bidco Ltd., Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	6,453,095
Genuine Financial Holdings LLC, Term Loan, 8.312%, (SOFR + 4.00%), 9/27/30		4,049	4,077,213
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		5,025	5,075,250
Mermaid Bidco, Inc., Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31		9,131	9,210,766
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29		7,909	6,683,211
PHM Group Holding OYJ, Term Loan, 7.421%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	4,900	5,118,209
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		11,617	11,702,530
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(11)		7,450	7,338,250
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	7,425	7,767,978
Teneo Holdings LLC, Term Loan, 9.062%, (SOFR + 4.75%), 3/13/31		11,994	12,123,429
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		6,000	6,057,180
Trans Union LLC:
Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31		6,384	6,391,940
Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31		31,388	31,436,317
Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29	9,019	$ 8,154,376
		$ 232,098,701
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.062%, (SOFR + 2.75%), 1/31/30	6,611	$ 6,652,399
Term Loan, 7.562%, (SOFR + 3.25%), 1/31/30	6,360	6,407,460
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30	7,905	7,914,488
Homeserve USA Holding Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/21/30	9,429	9,435,633
		$ 30,409,980
Road & Rail — 1.1%
Avis Budget Car Rental LLC, Term Loan, 6.176%, (SOFR + 1.75%), 8/6/27	29,849	$ 29,687,172
Hertz Corp.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28	16,887	15,280,306
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28	3,298	2,984,197
Term Loan, 8.061%, (SOFR + 3.75%), 6/30/28	7,475	6,768,571
Kenan Advantage Group, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 1/25/29	3,990	3,994,464
		$ 58,714,710
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29	7,862	$ 7,864,050
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30	6,650	6,443,252
Bright Bidco BV, Term Loan, 12.291%, (SOFR + 8.00%), 10/31/27	3,669	1,644,794
MaxLinear, Inc., Term Loan, 6.675%, (SOFR + 2.25%), 6/23/28	2,955	2,859,308
MKS Instruments, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 8/17/29	13,166	13,248,750
		$ 32,060,154
Software — 11.0%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31	43,333	$ 43,804,262
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28	10,314	709,105
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28	7,380	4,538,398
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29	15,416	1,156,166

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		3,536	$ 3,554,943
Cegid Group SAS:
Term Loan, 5.862%, (3 mo. EURIBOR + 3.25%), 7/10/28	EUR	3,525	3,667,825
Term Loan, 5.862%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	3,850	4,005,554
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		14,289	13,679,361
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		21,093	21,257,489
Cloudera, Inc.:
Term Loan, 8.162%, (SOFR + 3.75%), 10/8/28		27,895	27,891,730
Term Loan - Second Lien, 10.412%, (SOFR + 6.00%), 10/8/29		2,950	2,876,250
Clover Holdings 2 LLC, Term Loan, 8.428%, (SOFR + 4.00%), 12/9/31		11,700	11,824,313
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(14)		2,113	2,136,383
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		4,982	4,578,987
Cornerstone OnDemand, Inc., Term Loan, 8.176%, (SOFR + 3.75%), 10/16/28		8,173	7,356,980
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		10,000	10,059,850
Drake Software LLC, Term Loan, 8.562%, (SOFR + 4.25%), 6/26/31		19,626	18,472,796
E2open LLC, Term Loan, 7.926%, (SOFR + 3.50%), 2/4/28		15,968	15,948,046
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30		15,566	15,750,792
Epicor Software Corp., Term Loan, 7.062%, (SOFR + 2.75%), 5/30/31		50,412	50,877,132
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27		12,280	12,153,517
Gen Digital, Inc., Term Loan, 6.062%, (SOFR + 1.75%), 9/12/29		1,148	1,149,699
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28		10,838	10,035,330
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28		8,132	4,094,651
IGT Holding IV AB:
Term Loan, 5.833%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,205	1,255,223
Term Loan, 7.942%, (SOFR + 3.40%), 3/31/28		3,964	3,990,881
iSolved, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 10/15/30		5,136	5,196,482
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27		3,841	2,856,467
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Marcel LUX IV SARL:
Term Loan, 6.617%, (1 mo. EURIBOR + 3.75%), 11/9/30	EUR	8,650	$ 9,045,481
Term Loan, 7.90%, (SOFR + 3.50%), 11/9/30		28,181	28,603,469
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29		29,554	29,697,887
Mosel Bidco SE:
Term Loan, 6.965%, (3 mo. EURIBOR + 4.25%), 9/16/30	EUR	1,825	1,911,204
Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30		2,575	2,613,625
N-Able International Holdings II LLC, Term Loan, 7.526%, (SOFR + 2.75%), 7/19/28		1,248	1,255,710
Open Text Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/30		15,518	15,556,304
Polaris Newco LLC:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,369	8,499,555
Term Loan, 8.552%, (SOFR + 4.00%), 6/2/28		2,904	2,910,923
Proofpoint, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 8/31/28		7,587	7,641,503
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29		16,370	11,090,339
RealPage, Inc.:
Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28		15,569	15,573,464
Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28		4,000	4,031,080
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28		11,692	6,686,259
Sabre GLBL, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27		885	861,322
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27		1,555	1,514,621
Term Loan, 8.662%, (SOFR + 4.25%), 6/30/28		531	519,018
Term Loan, 9.412%, (SOFR + 5.00%), 6/30/28		476	469,339
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29		10,617	10,643,994
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29		2,163	2,119,438
Skillsoft Corp., Term Loan, 9.675%, (SOFR + 5.25%), 7/14/28		10,200	8,991,741
SolarWinds Holdings, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 2/5/30		18,345	18,483,028
Sophia LP, Term Loan, 7.312%, (SOFR + 3.00%), 10/9/29		18,624	18,757,346
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31		34,920	35,166,573
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29		6,028	6,027,558
Vision Solutions, Inc.:
Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28		32,894	32,688,410

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Vision Solutions, Inc.: (continued)
Term Loan - Second Lien, 11.802%, (SOFR + 7.25%), 4/23/29		1,500	$ 1,471,688
			$ 587,709,491
Specialty Retail — 2.4%
Applegreen Ireland, Term Loan, 1/23/32(11)	EUR	1,000	$ 1,046,260
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		5,736	5,753,549
Boels Topholding BV, Term Loan, 5.79%, (3 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	136,791
EG Group Ltd., Term Loan, 2/7/28(11)		2,000	2,028,280
Etraveli Holding AB, Term Loan, 6.823%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	11,694	12,245,126
Great Outdoors Group LLC, Term Loan, 7.555%, (SOFR + 3.25%), 1/16/32		26,972	27,185,253
Harbor Freight Tools USA, Inc., Term Loan, 6.862%, (SOFR + 2.50%), 6/11/31(13)		18,333	18,254,777
Hoya Midco LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/29		2,613	2,620,461
Les Schwab Tire Centers, Term Loan, 6.812%, (SOFR + 2.50%), 4/23/31		17,954	18,024,274
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26		2,397	2,381,547
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		15,657	15,679,021
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28		1,592	1,600,624
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28		6,840	6,866,074
Speedster Bidco GmbH:
Term Loan, 6.569%, (3 mo. EURIBOR + 3.75%), 12/10/31	EUR	8,100	8,473,318
Term Loan, 7.905%, (SOFR + 3.50%), 12/10/31		7,775	7,833,312
			$ 130,128,667
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	8,200	$ 5,546,953
			$ 5,546,953
Trading Companies & Distributors — 3.1%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/31		5,404	$ 5,435,859
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.049%, (SOFR + 1.75%), 6/24/30		40,522	40,567,769
Beacon Roofing Supply, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 5/19/28		5,297	5,320,122
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Core & Main LP, Term Loan, 6.311%, (SOFR + 2.00%), 2/9/31		3,663	$ 3,685,964
DXP Enterprises, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 10/11/30		7,135	7,235,969
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(13)		12,307	12,116,672
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	20,400	22,912,903
PEARLS (Netherlands) Bidco BV, Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 2/26/29	EUR	6,000	6,257,983
Quimper AB, Term Loan, 6.428%, (3 mo. EURIBOR + 3.75%), 3/15/30	EUR	3,500	3,655,246
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		34,033	28,572,124
White Cap Buyer LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/19/29		20,125	20,194,093
Windsor Holdings III LLC, Term Loan, 7.802%, (SOFR + 3.50%), 8/1/30		11,681	11,796,392
			$ 167,751,096
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27		21,714	$ 21,836,442
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		14,970	14,808,062
			$ 36,644,504
Total Senior Floating-Rate Loans (identified cost $4,653,442,221)			$4,492,383,541

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(15)	265,447,478	$ 265,447,478
Total Short-Term Investments (identified cost $265,447,478)		$ 265,447,478
Total Investments — 102.1% (identified cost $5,653,997,317)		$5,446,408,306
Less Unfunded Loan Commitments — (0.1)%		$ (7,104,702)
Net Investments — 102.0% (identified cost $5,646,892,615)		$5,439,303,604
Other Assets, Less Liabilities — (2.0)%		$ (102,982,064)
Net Assets — 100.0%		$5,336,321,540
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $590,272,813 or 11.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	Affiliated company.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Affiliated fund.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2025, the total value of unfunded loan commitments is $7,480,532.
(11)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	Fixed-rate loan.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	280,731,885	EUR	270,766,698	Standard Chartered Bank	2/4/25	$ —	$ (161,585)
EUR	20,000,000	USD	21,061,120	HSBC Bank USA, N.A.	2/28/25	—	(290,534)
EUR	20,000,000	USD	21,063,490	HSBC Bank USA, N.A.	2/28/25	—	(292,904)
USD	33,767,170	EUR	31,878,316	Australia and New Zealand Banking Group Limited	2/28/25	660,605	—
USD	33,080,557	EUR	31,243,000	Australia and New Zealand Banking Group Limited	2/28/25	633,786	—
USD	33,068,247	EUR	31,243,000	HSBC Bank USA, N.A.	2/28/25	621,476	—
USD	33,124,524	EUR	31,242,000	Standard Chartered Bank	2/28/25	678,792	—

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	33,090,374	EUR	31,243,000	Standard Chartered Bank	2/28/25	$ 643,603	$ —
USD	28,217,217	GBP	22,327,735	HSBC Bank USA, N.A.	2/28/25	535,148	—
USD	281,827,894	EUR	270,766,698	Standard Chartered Bank	3/4/25	577,283	—
EUR	15,000,000	USD	15,480,623	Australia and New Zealand Banking Group Limited	3/31/25	121,341	—
EUR	15,000,000	USD	15,476,067	State Street Bank and Trust Company	3/31/25	125,897	—
USD	13,989,366	EUR	13,359,186	Goldman Sachs International	3/31/25	94,063	—
USD	13,827,414	EUR	13,204,000	State Street Bank and Trust Company	3/31/25	93,525	—
USD	9,221,535	EUR	8,802,700	State Street Bank and Trust Company	3/31/25	65,575	—
EUR	30,000,000	USD	31,412,664	Bank of America, N.A.	4/30/25	—	(159,238)
EUR	30,000,000	USD	31,406,142	State Street Bank and Trust Company	4/30/25	—	(152,716)
						$4,851,094	$(1,056,977)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $280,174,297, which represents 5.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP WorldwideServices LLC(1)(2)(3)	$ 0	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	0	14,787,450	—	—	(60,631)	14,726,819	—	292,500
Short-Term Investments
Liquidity Fund, Institutional Class(4)	212,728,697	398,649,441	(345,930,660)	—	—	265,447,478	2,385,469	265,447,478
Total				$ —	$(60,631)	$280,174,297	$2,385,469
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 186,779,914	$ —	$ 186,779,914
Common Stocks	1,340,280	47,564,286	19,155,223	68,059,789
Corporate Bonds	—	415,510,748	—	415,510,748
Exchange-Traded Funds	14,726,819	—	—	14,726,819
Preferred Stocks	—	3,500,017	—	3,500,017
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,458,633,215	26,645,624	4,485,278,839
Warrants	—	—	0	0
Short-Term Investments	265,447,478	—	—	265,447,478
Total Investments	$281,514,577	$5,111,988,180	$45,800,847	$5,439,303,604

Eaton Vance
Floating Rate Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 4,851,094	$ —	$ 4,851,094
Total	$281,514,577	$5,116,839,274	$45,800,847	$5,444,154,698
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,056,977)	$ —	$ (1,056,977)
Total	$ —	$ (1,056,977)	$ —	$ (1,056,977)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.